ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Aug. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
Summary of principal subsidiaries and VIE subsidiaries and schools

As of August 31, 2020, details of the material Company's subsidiaries, its VIEs and the VIE's major subsidiaries and schools were as follows:

			Equity interest
			attributed to the
	Place of	Date of	Group as of
Name	establishment	establishment	August 31, 2020	Principal activities
Major wholly owned subsidiaries:
Impetus Investment Limited ("Impetus")	Cayman	April 1, 2014	100%	Investment holding
Zhuhai Hengqin Bright Scholar Management Consulting Co. Ltd ("Zhuhai Bright Scholar")	The PRC	January 24, 2017	100%	Management consulting service
Time Education China Holdings Limited	Hong Kong	August 16, 2013	100%	Investment holding
Bright Scholar (Enlightenment) Investment Holdings Limited	Cayman	December 27, 2017	100%	Investment holding
Time Elan Education Technology Co., Ltd.	The PRC	December 6, 2013	100%	Complementary education services
Shenzhen Qianhai Xingkeyucai Trading Co., Ltd.	The PRC	December 15, 2016	100%	Complementary education services
Guangdong Bright Scholar Education Technology Co., Ltd.	The PRC	September 26, 2017	100%	Complementary education services
Bright Scholar (UK) Holdings Limited	The UK	July 31, 2018	100%	Investment holding
CATS Colleges Holdings Limited	The UK	March 13, 2019	100%	Investment holding
Cambridge Arts and Science Limited	The UK	October 23, 1997	100%	Overseas School
CATS Canterbury Limited	The UK	August 29, 2007	100%	Overseas School
CATS College London Limited	The UK	November 17, 2010	100%	Overseas School
CATS Academy Boston Inc.	The US	July 5, 2012	100%	Overseas School
Major subsidiaries and schools of VIE
Guangdong Country Garden Education Investment Management Co., Ltd. ("BGY Education Investment")	The PRC	October 16, 2014	100%	Investment holding
Guangdong Country Garden School ("GCGS")	The PRC	January 3, 1994	100%	Kindergarten and formal education services*
Huanan Country Garden School ("HCGS")	The PRC	June 2, 2004	100%	Formal education services*
Huanan Country Garden Bilingual Kindergarten	The PRC	June 22, 2004	100%	Kindergarten education services
Phoenix City Bilingual School ("PCBS")	The PRC	April 1, 2004	100%	Formal education services*
Phoenix City Bilingual Kindergarten	The PRC	April 16, 2008	100%	Kindergarten education services
Jurong Country Garden School	The PRC	September 1, 2013	100%	Kindergarten and formal education services*
Country Garden Venice Bilingual School ("CGBS")	The PRC	September 1, 2007	100%	Formal education services*
Lanzhou Country Garden School	The PRC	September 1, 2016	100%	Kindergarten and formal education services*

*  Formal education services includes primary, middle, high and international school services in the PRC.